Share-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Share Options Activity

The following table sets forth the share options activity for the years ended March 31, 2024 and 2025:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value	Weighted average fair value
Outstanding as of March 31, 2023	3,945,354	2.58	3.45	124	2.06
Exercisable as of March 31, 2023	-	-	-	-	-
Granted	9,511,720	0.23	-	-	0.01
Exercised	(37,741)	0.10	-	-	0.17
Forfeited	(3,031,811)	3.40	-	-	3.44
Outstanding as of March 31, 2024	10,387,522	0.35	8.95	0.09	0.12
Exercisable as of March 31, 2024	-	-	-	-	-
Granted	-	-	-	-	-
Exercised	-	-	-	-	-
Forfeited	(17,750)	1.12	-	-	0.80
Outstanding as of March 31, 2025	10,369,772	0.35	8.01	0.07	0.12
Exercisable as of March 31, 2025	-	-	-	-	-

Employees and Non Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Options Measured At Fair Value, Value Assumptions Option Grants	The assumptions used to value the Company’s option grants for the year ended March 31, 2024 were as follows:
Year ended March 31, 2024

Expected volatility	50.27%-53.83%
Risk-free interest rate	3.56%-4.04%
Exercise multiple	2.8/2.2
Expected dividend yield	0%
Contractual term (in years)	10